Long-Term Investments, Net	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS, NET

10. LONG-TERM INVESTMENTS, NET

Long-term investments, net consisted of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Equity method investments
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”).	923	1,079	156

Equity securities without readily determinable fair values
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”)	2,750	2,750	399
Less:
Impairment	(2,750)	(2,750)	(399)
Total	923	1,079	156

Equity method investments

On October 19, 2017, the Group and other third parties established Anpac Beijing, of which the Group initially owned 35% of the investment. Since October 2019, the Group’s registered shareholding ratio of Anpac Beijing decreased to 18%, but the Group still have significant influence on the operation and strategic decisions of Anpac Beijing.

On May 15, 2021, the Group and other third parties established Advanced Life Therapeutics Co., Ltd. (“Advanced Life”), of which the Group owned 40% of its registered capital based on the business registration filed with the local authority. But the Group did not make a capital contribution yet because Advanced Life has not commenced its intended operations. The Group has one seat on the board of directors and can exercise significant influence on the management and operation of Advanced Life. The Group accounts for Advanced Life as long-term investment under the equity method, there’s no carrying value of this investment.

Equity securities without readily determinable fair values

In January 2016, the Group and other third parties established Jiangsu Anpac, of which the Group owned 10% of the investment. In November 2017, the Group further acquired a 5% equity interest. The Group accounted for the investment under cost method since the Group does not have the ability to exert significant influence over Jiangsu Anpac. With the adoption of ASU 2016-01, the Group accounted for it as equity securities without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. For the years ended December 31, 2020, 2021 and 2022, the Group recognized impairment loss of RMB1,430, nil and nil in Jiangsu Anpac investment, respectively.